PGIM INVESTMENTS LLC

655 Broad Street

Newark, New Jersey 07102

April 19, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: 497 Filing for Prudential Investment Portfolios 2 (Registration numbers 333-215689 and 811-09999)

Prudential Investment Portfolios 3 (Registration numbers 333-95849 and 811-09805)

Prudential Investment Portfolios 5 (Registration numbers 333-82621 and 811-09439)

Prudential Investment Portfolios 9 (Registration numbers 333-66895 and 811-09101)

Prudential Investment Portfolios 12 (Registration numbers 333-42705 and 811-08565)

Prudential Global Total Return Fund, Inc. (Registration numbers 033-63943 and 811-04661)

Prudential World Fund, Inc. (Registration numbers 002-89725 and 811-03981)

The Target Portfolio Trust (Registration numbers 033-50476 and 811-07064)

PGIM ETF Trust (Registration numbers 333-222469 and 811-23324)

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated April 5, 2019, to the current Prospectuses (SEC accession number 0001683863-19-000396), for the following funds:

Prudential Investment Portfolios 2

PGIM Core Conservative Bond Fund

PGIM Jennison Small-Cap Core Equity Fund

PGIM QMA Commodity Strategies Fund

PGIM QMA Emerging Market Equity Fund

PGIM QMA International Developed Markets Index Fund

PGIM QMA Mid-Cap Core Equity Fund

PGIM QMA US Broad Market Index Fund

Prudential Investment Portfolios 3

PGIM Global Dynamic Bond Fund

PGIM QMA Global Tactical Allocation Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 5

PGIM Jennison Rising Dividend Fund

Prudential Investment Portfolios 9

PGIM International Bond Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

Prudential Investment Portfolios 12

PGIM Jennison Technology Fund

PGIM QMA Large-Cap Core Equity PLUS Fund

PGIM US Real Estate Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return (USD Hedged) Fund

Prudential World Fund, Inc.

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

The Target Portfolio Trust

PGIM Corporate Bond Fund

PGIM ETF Trust

PGIM Active High Yield Bond ETF

PGIM QMA Strategic Alpha International Equity ETF

PGIM QMA Strategic Alpha Large-Cap Core ETF

PGIM QMA Strategic Alpha Small-Cap Growth ETF

PGIM QMA Strategic Alpha Small-Cap Value ETF

The purpose of the filing is to submit the 497 filing dated April 5, 2019 in XBRL.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-8982.

Sincerely,

/s/ Diana Huffman
Diana Huffman Assistant Secretary